ACCOUNTS PAYABLE AND OTHER LIABILITIES - Schedule of Accounts Payable and Other Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable and accrued liabilities	$ 2,021	$ 2,094
Loans and notes payables	899	1,062
Derivative liabilities	221	416
Deferred revenue	445	441
Lease liabilities	160	43
Other liabilities	16	45
Total accounts payable and other liabilities	$ 3,762	$ 4,101